Taxes (Details) ¥ in Millions	12 Months Ended				24 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)
Taxes [Line Items]
Future income tax description	The PRC State Tax Bureau further stipulates that annual taxable income less than RMB 3 million ($420,000) is subject to an effective EIT rate of 5% from January 1 to December 31, 2027.	The PRC State Tax Bureau further stipulates that annual taxable income less than RMB 3 million ($420,000) is subject to an effective EIT rate of 5% from January 1 to December 31, 2027.
Deferred tax assets	$ 142,115						$ 142,115	$ 384,553
Enterprise Income Tax [Member]
Taxes [Line Items]
Income tax rate	25.00%	25.00%	5.00%	5.00%	2.50%	2.50%
Annual taxable income	$ 140,000	¥ 1	$ 140,000	¥ 1
Minimum [Member] | Enterprise Income Tax [Member]
Taxes [Line Items]
Annual taxable income					$ 140,000	¥ 1
Maximum [Member] | Enterprise Income Tax [Member]
Taxes [Line Items]
Annual taxable income					$ 420,000	¥ 3